                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 03/31/2012

Check here if Amendment [_]; Amendment Number

   This Amendment (Check only one):   [_] is a restatement
                                      [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    DT Investment Partners, LLC
Address: 1013 Centre Road
         Suite 220
         Wilmington, DE 19805

Form 13F File Number: 028-14628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Daniel N. Mullen
Title:   Chief Compliance Officer
Phone:   302-594-1070

Signature, Place and Date of Signing:

Daniel N. Mullen,    Wilmington, DE,    May 8, 2012

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion is reported by other reporting managers.)

List of Other Managers Reporting for this Manager:

 None

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  40

Form 13F Information Table Value Total:  171799
                                         ------------
                                         (thousands)

List of Other Included Managers:

No.   Form 13F File Number           Name
---   --------------------   ----------------------
 1         028-14068         Daniels & Tansey, LLP

                          FORM 13F INFORMATION TABLE
                         DT INVESTEMENT PARTNERS, LLC
                             AS OF MARCH 31, 2012

COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4 COLUMN 5           COLUMN 6  COLUMN 7         COLUMN 8
--------          --------------- --------- -------- --------          ---------- -------- ------------------------
                                                                                            VOTING
                                             VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   AUTHORITY
NAME OF ISSUER    TITLE OF CLASS   CUSIP    (x$1000) PRN AMT  PRN CALL DISCRETION   MGRS     SOLE    SHARED  NONE
--------------    --------------- --------- -------- -------- --- ---- ---------- -------- --------- ------ -------
ALPHATEC
 HOLINGS INC      COM             02081G102      24   10,000  SH        Defined      1                       10,000
AT&T INC          COM             00206R102     211    6,746  SH        Defined      1                        6,746
BLCKRCK ENHDC
 CAP FD I         COM             09256A109     325   24,119  SH        Defined      1                       24,119
CAMPBELL SOUP
 CO               COM             134429109     250    7,377  SH        Defined      1                        7,377
CHEVRON CORP
 NEW              COM             166764100     277    2,583  SH        Defined      1                        2,583
CONOCOPHILLIPS    COM             20825C104     268    3,522  SH        Defined      1                        3,522
DU PONT E I DE
 NEMOURS & CO     COM             263534109     336    6,346  SH        Defined      1                        6,346
KIMBERLY CLARK
 CORP             COM             494368103     273    3,701  SH        Defined      1                        3,701
KRAFT FOODS INC   CL A            50075N104     246    6,490  SH        Defined      1                        6,490
MICROSOFT CORP    COM             594918104     211    6,543  SH        Defined      1                        6,543
SHORE
 BANCSHARES INC   COM             825107105      71   10,000  SH        Defined      1                       10,000
SPECTRA ENERGY
 PARTNERS LP      COM             847560109     217    6,885  SH        Defined      1                        6,885
SYSCO CORP        COM             871829107     233    7,813  SH        Defined      1                        7,813
TORTOISE EGY
 INFRASTRUCT C    COM             89147L100     338    8,197  SH        Defined      1                        8,197
VERIZON
 COMMUNICATIONS
 INC              COM             92343V104     225    5,875  SH        Defined      1                        5,875
WILLIAMS COS INC
 DEL              COM             969457100     215    6,985  SH        Defined      1                        6,985
SELECT SECTOR
 SPDR TR          SBI CONS STPLS  81369Y308   3,175   93,155  SH        Defined      1                       93,155
SELECT SECTOR
 SPDR TR          SBI INT ENERGY  81369Y506   3,559   49,599  SH        Defined      1                       49,599
SELECT SECTOR
 SPDR TR          SBI HEALTHCARE  81369Y209   3,236   86,050  SH        Defined      1                       86,050
SELECT SECTOR
 SPDR TR          SBI INT-UTILS   81369Y886   1,709   48,778  SH        Defined      1                       48,778
I SHARES TR       COHEN & ST
                  REALTY          464287564   4,689   61,182  SH        Defined      1                       61,182
ISHARES GOLD
 TRUST            I SHARES        464285105   2,801  172,162  SH        Defined      1                      172,162
I SHARES TR       S&P MIDCAP 400  464287507  17,121  172,560  SH        Defined      1                      172,560
I SHARES TR       MSCI EMERGING
                  MKT             464287234     280    6,512  SH        Defined      1                        6,512
I SHARES TR       RUSSELL1000GRW  464287622  13,148  168,650  SH        Defined      1                      168,650
I SHARES TR       S&P SML CAP 600 464287804  10,500  137,600  SH        Defined      1                      137,600
POWERSHARES DB
 CMDTY IDX TRA    UNIT BEN INT    73935S105   3,200  111,117  SH        Defined      1                      111,117
SPDR SERIES TR    DJ REIT ETF     78464A607   5,069   71,560  SH        Defined      1                       71,560
SPDR S&P 500 ETF  TR UNIT         78462F103  21,409  152,043  SH        Defined      1                      152,043
VANGUARD INT      MSCI EMR MKT
 EQUITY INDEX F   ETF             922042858   8,879  204,254  SH        Defined      1                      204,254
VANGUARD
 SPECIALIZED
 PORTFOL          DIV APP ETF     921908844   4,430   75,661  SH        Defined      1                       75,661
I SHARES TR       BARCLAYS 1-3 YR
                  CR              464288646   2,125   20,244  SH        Defined      1                       20,244
I SHARES TR       AGENCY BD FD    464288166   4,295   38,133  SH        Defined      1                       38,133
I SHARES TR       BARCLAYS US
                  AGG B           464287226  17,944  163,349  SH        Defined      1                      163,349
I SHARES TR       BARCLAYS INTER
                  CR              464288638   7,035   64,628  SH        Defined      1                       64,628
I SHARES TR       BARCLAYS MBS
                  BD              464288588  16,964  157,150  SH        Defined      1                      157,150
I SHARES TR       S&P NATL AMT
                  FREE            464288414     986    9,017  SH        Defined      1                        9,017
I SHARES TR       US PFD STOCK
                  INDEX           464288687     407   10,433  SH        Defined      1                       10,433
POWERSHARES
 GLOBAL ETF
 TRUST            SOVEREIGN DEBT  73936T573   1,464   52,249  SH        Defined      1                       52,249
SPDR SERIES TR    BARCLAYS YIELD
                  ETF             78464A417  13,654  346,801  SH        Defined      1                      346,801